Note 6 - Servicing (Tables)	12 Months Ended
Dec. 31, 2013
Contractors [Abstract]
Schedule of Servicing Assets at Fair Value [Table Text Block]
	2013	2012	2011

Fair value at beginning of year	$930,760	$727,240	$1,114,126
Capitalized servicing rights – new loan sales	312,751	444,646	168,342
Disposals (amortization based on loan payments and payoffs)	(160,873)	(257,057)	(240,662)
Change in fair value	315,758	15,931	(314,566)

Fair value at end of year	$1,398,396	$930,760	$727,240